Finance costs and finance income	12 Months Ended
Jun. 30, 2026
Finance Costs And Finance Income
Finance costs and finance income

11. Finance costs and finance income

Finance costs

	2026 USD	2025 USD	2024 USD
Interest expense on borrowings and notes	(1,554,299)	(317,103)	(82,755)
Unwinding of the discount on deferred consideration	(445,940)	–	–
Other finance charges	(15,670)	–	–
	(2,015,909)	(317,103)	(82,755)

Finance income

	2026 USD	2025 USD	2024 USD
Interest income	157,873	–	–
	157,873	–	–

Interest expense includes amounts accruing on the promissory notes, loan facilities and convertible notes described in Note 33 and interest on lease liabilities described in Note 24. The unwinding of the discount on deferred consideration is the interest accruing at 12 percent per annum on the deferred consideration for the acquisition of VIS Networks Private Limited and VIS Global PTE Ltd (Note 33).

Interest on lease liabilities included in interest expense was USD 12,209 (2025: USD 3,282). Total interest expense on financial liabilities not measured at fair value through profit or loss, calculated using the effective interest method, was USD 1,868,595 (2025: USD 317,103; 2024: USD 82,755).

Interest paid in cash during the year was USD 868,589 (2025: USD 29,082; 2024: USD 43,490) and is presented within financing activities in the statement of cash flows.